Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: June 11, 2025

Payment Date	6/16/2025
Collection Period Start	5/1/2025
Collection Period End	5/31/2025
Interest Period Start	5/15/2025
Interest Period End	6/15/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$210,414,048.20	$27,080,014.29	$183,334,033.91	0.276443	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$418,104,048.20	$27,080,014.29	$391,024,033.91

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$445,324,785.31	$416,591,400.11	0.205642
YSOC Amount	$22,473,043.05	$20,819,672.14
Adjusted Pool Balance	$422,851,742.26	$395,771,727.97
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$210,414,048.20	3.17000%	30/360	$555,843.78
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$418,104,048.20			$1,161,935.28

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$445,324,785.31	$416,591,400.11
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$422,851,742.26	$395,771,727.97
Number of Receivables Outstanding	46,480	45,137
Weighted Average Contract Rate	3.62%	3.62%
Weighted Average Remaining Term (months)	26.1	25.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,353,181.35
Principal Collections	$28,546,343.50
Liquidation Proceeds	$232,583.82
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,132,108.67
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,132,108.67

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$371,103.99	$371,103.99	$—	$—	$29,761,004.68
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,761,004.68
Interest - Class A-2 Notes	$—	$—	$—	$—	$29,761,004.68
Interest - Class A-3 Notes	$555,843.78	$555,843.78	$—	$—	$29,205,160.90
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$28,788,141.23
First Allocation of Principal	$—	$—	$—	$—	$28,788,141.23
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$28,731,329.48
Second Allocation of Principal	$—	$—	$—	$—	$28,731,329.48
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$28,669,137.23
Third Allocation of Principal	$3,352,320.23	$3,352,320.23	$—	$—	$25,316,817.00
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,246,749.17
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,266,749.17
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,266,749.17
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,519,055.11
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,519,055.11
Remaining Funds to Certificates	$1,519,055.11	$1,519,055.11	$—	$—	$—
Total	$30,132,108.67	$30,132,108.67	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,473,043.05
Increase/(Decrease)	$(1,653,370.91)
Ending YSOC Amount	$20,819,672.14

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$422,851,742.26	$395,771,727.97
Note Balance	$418,104,048.20	$391,024,033.91
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	20	$187,041.70
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	215	$232,583.82
Monthly Net Losses (Liquidation Proceeds)			$(45,542.12)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.29%
Current Collection Period			(0.13)%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$4,918,078.71
Cumulative Net Loss Ratio			0.24%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.48%	170	$1,995,225.27
60-89 Days Delinquent	0.15%	47	$616,956.29
90-119 Days Delinquent	0.06%	23	$270,702.31
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.69%	240	$2,882,883.87

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$89,681.72
Total Repossessed Inventory		15	$238,681.32

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		70	$887,658.60
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.23%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.36	0.09%	30	0.07%